Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
11.	Accrued expenses and other current liabilities

Accrued expenses and other payables consist of the following:

	As of December 31,
	2023	2024
	USD	USD
Accrued expenses and other current liabilities
Deposits received from customers	$23,410	$17,830
Accrued expenses	11,227	5,000
VAT and other taxes payable	192,428	188,570
Payroll payable	29,730	13,581
Total	$256,795	$224,981